Document And Entity Information (USD $)	9 Months Ended
	Sep. 30, 2011	Jun. 30, 2011
Entity Registrant Name	AmBase Corp.
Entity Central Index Key	0000020639
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Filer Category	Smaller Reporting Company
Entity Public Float		$ 10,643,000
Entity Common Stock, Shares Outstanding		43,015,410
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q3
Document Type	10-Q
Amendment Flag	true
Document Period End Date	Sep. 30, 2011
Amendment Description	The XBRL files did not transmit due to an electronic processing error.